Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash at bank and on hand	$ 335	$ 309
Money market accounts	490	2,390
Short-term deposits		7
Cash and cash equivalents	$ 825	$ 2,706